Shareholders' Equity (Details) - USD ($)																				12 Months Ended
		Mar. 13, 2025	Feb. 25, 2025	Jan. 21, 2025	Jan. 31, 2024	Oct. 05, 2023	Sep. 29, 2023	Feb. 22, 2023	Oct. 11, 2022	Sep. 22, 2022	May 19, 2022	Mar. 31, 2022	Jan. 18, 2022	Sep. 30, 2021	Feb. 22, 2021	Jan. 03, 2019	Dec. 31, 2018	Oct. 20, 2017	Jul. 04, 2017	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2021	Mar. 31, 2020	Jan. 25, 2025	Dec. 31, 2022	Dec. 31, 2021	Jan. 10, 2019
Class of Stock [Line Items]
Common stock par value (in Dollars per share)	[1]
Ordinary shares			3			3	3				3				3
Gross proceeds from initial public offering (in Dollars)			$ 64,000			$ 64,000	$ 64,000				$ 64,000				$ 64,000
Ordinary shares reverse stock split			1,775,000
Reverse stock split			Accordingly, the reverse stock splits effected on October 5, 2023 and February 25, 2025 did not involve any change in par value for its ordinary shares.			Accordingly, the reverse stock splits effected on October 5, 2023 and February 25, 2025 did not involve any change in par value for its ordinary shares.
Share purchase price (in Dollars per share)			$ 0.2
Proceeds from Convertible Debt (in Dollars)																				$ 1,595,000	$ 1,063,333	$ 3,721,667
Warrants [Member]
Class of Stock [Line Items]
Ordinary shares		11,225,000
Number of shares to purchase		28,400,000																							28,400,000
Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock par value (in Dollars per share)																			$ 0.001
Ordinary shares			1,250			1,250	1,250				1,250				1,250			20,000,000	20,000,000
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Ordinary shares				14,200,000
Gross proceeds from initial public offering (in Dollars)																				$ 1,000,000
Ordinary shares reverse stock split			8,625			8,625
Share purchase price (in Dollars per share)			$ 116			$ 116
Securities Purchase Agreement [Member] | Mr. Xiao [Member]
Class of Stock [Line Items]
Gross proceeds (in Dollars)									$ 2,194,827
Securities Purchase Agreement [Member] | Rising Sun Capital Ltd [Member]
Class of Stock [Line Items]
Purchase ordinary shares								1,724,138
Reverse Stock Split [Member]
Class of Stock [Line Items]
Reverse stock split			1:8			1:25					1:20				1:4					$0.9911 per ordinary share, $3,964.6 per ordinary share retrospectively restated for effect of reverse stock splits on May 19, 2022, October 5, 2023 and February 25, 2025
Reverse Stock Split [Member] | Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock par value (in Dollars per share)																		$ 0.001	$ 0.001
Initial Public Offering [Member]
Class of Stock [Line Items]
Ordinary shares			157			157	157				157				157	39,975	2,506,300
Ordinary shares par value (in Dollars per share)																$ 4	$ 4
Gross proceeds from initial public offering (in Dollars)			$ 64,000			$ 64,000	$ 64,000				$ 64,000				$ 64,000					$ 10,200,000
Number of shares to purchase																												160,426
Ordinary shares reverse stock split			10			10					10				10
2022 Public Offering [Member]
Class of Stock [Line Items]
Ordinary shares																				22,777,774
Ordinary shares par value (in Dollars per share)			$ 720			$ 720					$ 720
Ordinary shares reverse stock split			5,695			5,695					5,695
Pre-funded warrants													11,521,500
Public offering price per share (in Dollars per share)													$ 0.17
Maximum beneficially owning of outstanding ordinary shares percentage													4.99%
Percentage of election holder													9.99%
Underwriting commissions and offering expenses (in Dollars)																				$ 3,100,000
2022 Public Offering [Member] | Warrants [Member]
Class of Stock [Line Items]
Warrants purchase													11,521,500
2022 Public Offering [Member] | Underwriting Agreement [Member]
Class of Stock [Line Items]
Share purchase price (in Dollars per share)													$ 0.18
2022 Public Offering [Member] | Underwriting Agreement [Member] | Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares													8,285,260
Ordinary shares par value (in Dollars per share)													$ 0.004
Over-Allotment Option [Member]
Class of Stock [Line Items]
Purchase of ordinary shares													2,971,014
2022 Public Offering [Member]
Class of Stock [Line Items]
Ordinary shares par value (in Dollars per share)																				$ 0.18
Convertible Notes [Member]
Class of Stock [Line Items]
Ordinary shares																				3,566,164	8,025,589	5,736,811	27,389,877	11,961,006
Reverse stock split																				445,770 ordinary shares retrospectively restated for effect of reverse stock split on February 25, 2025	191,744 ordinary shares retrospectively restated for effect of reverse stock splits on October 5, 2023 and February 25, 2025	28,684 ordinary shares retrospectively restated for effect of reverse stock splits on October 5, 2023 and February 25, 2025	1,712 ordinary shares retrospectively restated for effect of reverse stock splits on February 22, 2021, May 19, 2022, October 5, 2023 and February 25, 2025	748 ordinary shares retrospectively restated for effect of reverse stock splits on February 22, 2021, May 19, 2022, October 5, 2023 and February 25, 2025
Proceeds from Convertible Debt (in Dollars)																				$ 2,102,704	$ 2,813,807	$ 3,131,511	$ 7,680,791	$ 6,425,657
Reverse Stock Split 2022 [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Share purchase price (in Dollars per share)										$ 1.35
Reverse Stock Split 2022 [Member] | Mr. Xiao [Member]
Class of Stock [Line Items]
Common stock par value (in Dollars per share)										$ 0.08
Ordinary shares reverse stock split			8,129			8,129	8,129
Share purchase price (in Dollars per share)			$ 270			$ 270	$ 270
Purchase ordinary shares										1,625,798
2021 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Ordinary shares reverse stock split			581			581					581
Reserved ordinary shares														2,325,000
Stock issued during period shares ordinary shares																				2,325,000
Stock issued during period shares fair value of shares																				2,334,397
LEgal expenses (in Dollars)																				$ 30,000
2022 Equity incentive plan [Member]
Class of Stock [Line Items]
Ordinary shares												6,094,180
Ordinary shares reverse stock split			1,524			1,524					1,524
2024 Equity incentive plan [Member]
Class of Stock [Line Items]
Ordinary shares					185,316
Ordinary shares reverse stock split			23,165
Suxuantang [Member]
Class of Stock [Line Items]
Shares issued percentage																				100.00%
SXT [Member]
Class of Stock [Line Items]
Shares issued percentage																				50.00%
Minimum [Member] | Reverse Stock Split [Member]
Class of Stock [Line Items]
Ordinary shares par value (in Dollars per share)																										$ 0.004	$ 0.001
Minimum [Member] | Reverse Stock Split 2021 [Member]
Class of Stock [Line Items]
Ordinary shares par value (in Dollars per share)								$ 0.58
Maximum [Member] | Reverse Stock Split [Member]
Class of Stock [Line Items]
Ordinary shares par value (in Dollars per share)																										$ 0.08	$ 0.004

[1]	Retrospectively restated for effect of reverse stock splits on October 5, 2023 and February 25, 2025.